Leases (Details) - Schedule of the Components of Operating Lease Costs - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of the Components of Operating Lease Costs [Abstract]
Operating lease cost	$ 2,782	$ 2,485
Short-term lease cost	93	135
Variable lease cost	166	76
Total net lease costs	$ 3,041	$ 2,696